Investments in Joint Agreements and Other Agreements	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Investments in Joint Agreements and Other Agreements
30. INVESTMENTS IN JOINT AGREEMENTS AND OTHER AGREEMENTS
The Group participates in JA and other agreements that give to the Group a contractually established percentage over the rights of assets and obligations that emerge from the contracts.
The exploration and exploitation JA and other agreements in which the Group participates allocate the hydrocarbon production to each partner based on the ownership interest contractually established. Consequently, such hydrocarbons are commercialized directly by the partners recognizing each of them the corresponding economic effects.

The assets and liabilities as of December 31, 2024, 2023 and 2022, and expenses for these fiscal years of the JA and other agreements in which the Group participates are as follows:

	2024	2023	2022
Non-current assets (1)	6,286	5,246	4,221
Current assets	579	115	157

Total assets	6,865	5,361	4,378

Non-current liabilities	449	313	294
Current liabilities	769	483	514

Total liabilities	1,218	796	808

Production cost	2,395	2,017	1,435
Exploration expenses	35	10	2

(1)	Does not include charges for impairment of property, plant and equipment because they are recorded by the partners participating in the JA and other agreements.
As of December 31, 2024, the main exploration and exploitation JA and other agreements in which the Group participates are the following:

Name	Location	Working interest	Operator
Acambuco	Salta	22.50%	Pan American Energy LLC
Aguada de Castro and Aguada Pichana Oeste	Neuquén	40.00%	Pan American Energy LLC
Aguada Pichana Este - Área Vaca Muerta	Neuquén	16.90%	Total Austral S.A.
Aguada Pichana Este - Residual	Neuquén	27.27%	Total Austral S.A.
Aguaragüe	Salta	53.00%	Tecpetrol S.A.
Bajada Añelo	Neuquén	50.00%	O&G Developments LTD S.A.
Bajo del Toro	Neuquén	50.00%	YPF
Bandurria Sur	Neuquén	40.00%	YPF
CAM-2/A SUR	Tierra del Fuego	50.00%	Enap Sipetrol Argentina S.A.
Campamento Central - Cañadón Perdido (1)	Chubut	50.00%	YPF
CAN 100	Argentine Continental Shelf	35.00%	Equinor Argentina BV (Sucursal Argentina)
CAN 102	Argentine Continental Shelf	50.00%	YPF
CAN 114	Argentine Continental Shelf	50.00%	Equinor Argentina AS (Sucursal Argentina)
Chachahuen	Mendoza	70.00%	YPF
Consorcio CNQ 7/A	La Pampa and Mendoza	50.00%	Pluspetrol S.A.
El Orejano	Neuquén	50.00%	YPF
El Tordillo	Chubut	12.20%	Tecpetrol S.A.
La Amarga Chica	Neuquén	50.00%	YPF
La Calera	Neuquén	50.00%	Pluspetrol S.A.
La Tapera and Puesto Quiroga	Chubut	12.20%	Tecpetrol S.A.
La Ventana - Río Tunuyán	Mendoza	70.00%	YPF
Las Tacanas	Neuquén	50.00%	YPF
Lindero Atravesado	Neuquén	37.50%	Pan American Energy LLC
Loma Campana	Neuquén and Mendoza	50.00%	YPF
Loma del Molle	Neuquén	50.00%	YPF
Magallanes	Santa Cruz, Tierra del Fuego and Argentine Continental Shelf	50.00%	Enap Sipetrol Argentina S.A.
Narambuena	Neuquén	50.00%	YPF
Pampa Yeguas I	Neuquén	50.00%	ExxonMobil Exploration Argentina S.R.L.
Ramos	Salta	42.00%	Tecpetrol S.A.
Rincón del Mangrullo	Neuquén	50.00%	YPF
Rio Neuquén	Neuquén	33.33%	YPF
San Roque	Neuquén	34.11%	Total Austral S.A.

(1)	See Note 11 “Mature Fields Project“ section.